Exempt Party-In-Interest Transactions (Details) - EBP 002 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income	$ 0.5
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held (in shares)	160,770	158,486